Financial Risk Management - Movement in Allowance for Doubtful Accounts Attributable to Trade and Other Receivables, and Other Financial Assets Current (Detail) - Trade and other receivables, and other financial assets current [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Beginning balance	¥ 1,077	¥ 430
Provision for the year	83	663
Reversal	(515)	(9)
Utilized	(204)	(9)
Acquisition of subsidiary	44
Translation	7	2
Ending balance	¥ 492	¥ 1,077